Fees Summary	Feb. 11, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 745,000
Previously Paid Amount	0.00
Total Fee Amount	114.06
Total Offset Amount	0.00
Net Fee	114.06
Narrative - Max Aggregate Offering Price	$ 745,000
Final Prospectus	true